Interest in joint venture - Reconciliation to the carrying amount in statements of financial position (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	$ 231,174,279	$ 106,892,532		$ 43,956,750
Non-current assets	47,070,348	41,614,789		34,926,561
Current liabilities	47,268,707	58,737,734		47,071,730
Equity	219,001,943	(400,894,913)	$ (254,104,182)	31,007,007	$ 16,852,706	$ 32,983,290
Cash and cash equivalents	$ 134,379,603	$ 35,288,952	$ 37,581,411	14,489,880	$ 11,521,505	$ 18,781,873
Beijing CircleDNA Gene Technology Co., Ltd
Disclosure of joint ventures [line items]
Current assets				1,544,034
Non-current assets				52,962
Current liabilities				(328,765)
Equity				1,268,231
Cash and cash equivalents				1,164,683
Current financial liabilities (excluding trade and other payables and provisions)				$ 109,814